Other liabilities - Stock Options (Detail)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 Option USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised during the period | Option		30,000
Ferroglobe PLC Equity Incentive Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of the period	757,365	264,933
Granted during the period	485,860	492,432
Expired/forfeited during the period | shares	(218,183)
Outstanding at end of the period	1,025,042	757,365